Document and Entity Information	Jul. 31, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2025
Entity File Number	001-37403
Entity Registrant Name	Flutter Entertainment plc
Entity Central Index Key	0001635327
Entity Incorporation, State or Country Code	L2
Entity Tax Identification Number	98-1782229
Entity Address, Address Line One	One Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	646
Local Phone Number	930-0950
Title of 12(b) Security	Ordinary Shares, nominal value of €0.09 per share
Trading Symbol	FLUT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false